PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
PLAN TERMINATION	PLAN TERMINATION
Although it has not expressed any intent to do so, the Plan’s Sponsor has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of the Plan’s termination, or partial termination as defined under ERISA, participants have a fully vested interest in their accounts and their accounts will be paid to them as provided by the plan document.